Certain risks and concentration (Details 2) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Variable interest entity CNY	Dec. 31, 2012 Variable interest entity CNY	Dec. 31, 2011 Variable interest entity CNY
Current assets
Cash and cash equivalents	$ 120,521	729,598	504,702	128,891	$ 83,371	83,683	575,262	204,606
Short-term deposits	236,692	1,432,863	897,698				594,000	90,000
Accounts receivable, net	16,536	100,101	117,616				48,329	41,824
Amount due from a related party	12	73	1,073				73	1,073
Prepayments and other current assets	11,156	67,533	25,149				29,753	14,897
Deferred tax assets	11,055	66,921	31,549				51,631	25,666
Total current assets	395,972	2,397,089	1,577,787				1,299,048	378,066
Non-current assets
Deferred tax assets	103	625	583				383	92
Investments	10,246	62,029	2,950				33,920	2,950
Property and equipment, net	16,954	102,636	90,299				100,059	88,709
Intangible assets, net	4,811	29,127	19,481				9,717	3,218
Total non-current assets	33,178	200,858	118,402				144,079	94,969
Total assets	429,150	2,597,947	1,696,189				1,443,127	473,035
Current liabilities
Accounts payable	9,315	56,391	28,149				55,818	27,124
Deferred revenue	48,543	293,866	159,859				292,380	158,323
Advances from customers	3,229	19,549	7,515				10,656	7,271
Income taxes payable	12,902	78,107	48,001				47,974	32,885
Accrued liabilities and other current liabilities	41,423	250,760	120,289				197,851	81,223
Amounts due to related parties	436	2,640	2,604				2,640	2,604
Total current liabilities	115,848	701,313	366,417				607,319	309,430
Non-current liabilities
Deferred revenue	1,557	9,425	6,487				8,457	4,525
Total liabilities	117,405	710,738	372,904				615,776	313,955
Net revenues	301,217	1,823,468	820,031	319,655			1,669,852	702,929	232,376
Net (loss) income	78,917	477,727	89,177	(83,156)			486,095	80,071	(79,334)
Net cash provided by operating activities	147,211	891,173	356,852	99,817			845,198	322,378	57,313
Net cash used in investing activities	(108,959)	(659,603)	(498,504)	(528,357)			(592,390)	(152,197)	(46,475)
Net increase in cash and cash equivalents	$ 37,313	225,883	381,088	49,342			252,808	170,181	10,838